Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,487,797,500
Previously Paid Amount	0
Total Fee Amount	687,081.8
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $4,487,797,500.
Net Fee	$ 687,081.8
Narrative - Max Aggregate Offering Price	$ 4,487,797,500
Final Prospectus	true